Inventories, Net Of Customer Advances (Tables)	12 Months Ended
Dec. 31, 2011
Inventories, Net Of Customer Advances [Abstract]
Schedule Of Inventories

	December 31,
	2011	2010
Cost incurred on long-term contracts in progress	$866,325	$763,791
Raw materials	110,528	82,236
Advances to suppliers and subcontractors	47,168	50,839
	1,024,021	896,866
Less -
Cost incurred on contracts in progress deducted from customer advances	38,048	55,957
Advances received from customers (*)	150,195	101,231
Provision for losses on long-term contracts	74,509	74,408
	$761,269	$665,270

(*) The Company has transferred legal title of inventories to certain customers as collateral for advances received. Advances are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (See Note 14).